Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value on A Recurring Basis

The following table presents assets measured at fair value on a recurring basis as of December 31, 2024 and 2023:

	December 31,
	2024	2023
	Fair value measurement using input Level 3
Non-current liabilities:
Warrants liability	$3	$96

Total liabilities	$3	$96

Schedule of Warrants Fair Value was Established

The warrants fair value was established by management leveraging calculations by an independent expert using the binomial model and based on the following assumptions: (For more details please see note 10f)

	December 31,	December 31,
	2024	2023
Dividend Yield on the Shares (%)	-	-
Expected Share Price Volatility (%)	91%	99
Risk-free Interest Rate (%)	5%	4.2%
ADS Price $	0.019	0.6